Fair Value measurement - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	¥ 0	¥ 0
Gain Loss On Fair Value Assets Measured On Recurring Basis Change Gain Loss	¥ 87	¥ 505	¥ 1,011